Share-Based Payments - Warrants Rectified (Details) $ in Thousands		1 Months Ended									12 Months Ended
	Apr. 30, 2020 EquityInstruments	Sep. 30, 2022 EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Oct. 31, 2021 EquityInstruments	Jun. 30, 2021 USD ($) Options EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments shares	Oct. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Jan. 31, 2019 USD ($) shares	Dec. 31, 2022 USD ($) EquityInstruments shares	Dec. 31, 2021 USD ($) EquityInstruments shares	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021 Options	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020 Options	Dec. 31, 2019 EquityInstruments
Share-Based Payments
Service cost | $											$ 942	$ 1,379	$ 3,408
Executive management
Share-Based Payments
Number of share options granted											491,612
Warrants
Share-Based Payments
Number of share options granted			523,599		62,147	1,655					491,612	63,802	363,168
Warrants vesting in three years | shares										45,216
Service period											36 months
Forfeited	45,216										92,956	10,178	45,216
Warrants outstanding											2,743,093			2,732,618	2,732,618	2,228,076	2,228,076	1,932,156
Percentage of vesting											2.80%
Service cost | $											$ 1,000	$ 1,400	$ 3,400
Warrants | Employees
Share-Based Payments
Warrants granted with immediate vesting | shares								54,000
Warrants vesting in three years | shares									7,956
Weighted average fair value at measurement date | $								$ 500	$ 100
Warrants outstanding																		22,032
Warrants | CEO
Share-Based Payments
Number of share options granted											3,125
Warrants granted		50,000
Forfeited											45,327
Warrants | Executive management
Share-Based Payments
Number of share options granted				0	62,147							523,599
Warrants granted with immediate vesting | shares											2,500	22,916
Warrants vesting in three years | shares							150,660
Weighted average fair value at measurement date | $			$ 1,500		$ 400		$ 1,300			$ 300	$ 800	$ 1,500
Service period							3 years				36 months
Warrants | CIO
Share-Based Payments
Number of share options granted											35,000
2019 warrants entitlements
Share-Based Payments
Number of share options granted						126,972
Warrants granted with immediate vesting | shares						63,612
Warrants vesting in three years | shares						63,360
Weighted average fair value at measurement date | $						$ 1,200							1,200
Service period						3 years
2020 warrants entitlements
Share-Based Payments
Number of share options granted						236,196
Warrants granted with immediate vesting | shares						120,888
Warrants vesting in three years | shares						115,308
Weighted average fair value at measurement date | $						$ 2,300							$ 2,300
Service period						3 years